UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]       Amendment Number: __

Institutional Investment Manager Filing this Report:

Name:     Fort Point Capital Management LLC
Address:  One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number: 028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert A. Riemer
Title:    Chief Financial Officer
Phone:    (415) 394-0450

Signature, Place, and Date of Signing:

/s/ Robert A. Riemer      San Francisco, CA        08/13/03
--------------------      -----------------        --------
     [Signature]            [City, State]           [Date]

Report Type:

     [X]  13F HOLDINGS REPORT

     [ ]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           68

Form 13F Information Table Value Total: $103,927,200

List of Other Included Managers:

No.               Name
---               ----
(1)            ___________ *

* Mr. _________ is the Investment Manager to _________________ and its affiliate, ____________. __________ and ____________ are treated as a single entity for purposes of the Information Table.


                                                                                    IN-
                                                                                    VEST-
                                                                                    MENT
                                                   MARKET                           DIS-
                              TITLE OF    CUSIP    VALUE     SHARES OR   SH/  PUT/  CRE-              VOTING AUTHORITY
NAME OF ISSUER                 CLASS     NUMBER   (x$1000)    PRN AMT    PRN  CALL  TION   MANAGER   SOLE  SHARED  NONE
--------------                 -----     ------   --------    -------    ---  ----  ----   -------   ----  ------  ----
***SCHLUMBERGER LTD            COMMON   806857108    3,165    66,532     SH         SOLE     650    66,532   0       0
1800 FLOWERS COM INC CL A      OTC IS   68243Q106    1,525   181,800     SH         SOLE     650   181,800   0       0
AMERICAN FINANCIAL REALTY      COMMON   02607P305    2,982   200,000     SH         SOLE     650   200,000   0       0
ANTHEM INC                     OTC IS   03674B104    2,801    36,300     SH         SOLE     650    36,300   0       0
ASPECT TELECOMMUNICATIONS      OTC IS   04523Q102      778   221,010     SH         SOLE     650   221,010   0       0
AXONYX INC                     OTC IS   05461R101      737   304,600     SH         SOLE     650   304,600   0       0
BALL CORP W/RTS TO PUR P/S     COMMON   58498106     1,137    24,988     SH         SOLE     650    24,988   0       0
BEST BUY COMPANY  INC          COMMON   86516101     1,405    32,000     SH         SOLE     650    32,000   0       0
BIOLASE TECHNOLOGY CORP        OTC IS   90911108       701    65,000     SH         SOLE     650    65,000   0       0
CALL ASTRAZENECA PLC JUL 45    CALL O   0463533GI        5    30,000          CALL  SOLE     650    30,000   0       0
CALL COUNTRYWIDE INDS JUL 75   CALL O   2223723G        25    50,000          CALL  SOLE     650    50,000   0       0
CALL FRESH DEL MONTE  JUL 25   CALL O   G367383GE      168   120,000          CALL  SOLE     650   120,000   0       0
CALL HARLEY DAVIDSON JUL 45    CALL O   4128223GI        8    75,000          CALL  SOLE     650    75,000   0       0
CALL K MART CORP JAN 7.5       CALL O   4825844A         -   100,000          CALL  SOLE     650   100,000   0       0
CALL K MART CORP JAN 5         CALL O   4825844AA        -   125,000          CALL  SOLE     650   125,000   0       0
CALL KB HOME JUL 65            CALL O   48666K3GM       23    25,000          CALL  SOLE     650    25,000   0       0
CENDANT CORP                   COMMON   151313103    4,580   250,000     SH         SOLE     650   250,000   0       0
CHESAPEAKE ENERGY CORP         COMMON   165167107    2,051   203,079     SH         SOLE     650   203,079   0       0
CHIPPAC INC                    OTC IS   169657103    1,636   215,000     SH         SOLE     650   215,000   0       0
CHIQUITA BRANDS INTERNATIO     COMMON   170032809    1,740   120,000     SH         SOLE     650   120,000   0       0
COPART INC                     OTC IS   217204106    1,224   129,500     SH         SOLE     650   129,500   0       0
CVS CORP                       COMMON   126650100    3,212   114,600     SH         SOLE     650   114,600   0       0
DOLLAR TREE STORES INC         OTC IS   256747106    1,058    33,300     SH         SOLE     650    33,300   0       0
DOT HILL SYS CORP              COMMON   25848T109      921    70,300     SH         SOLE     650    70,300   0       0
FAMILY DOLLAR STORES INC       COMMON   307000109      404    10,600     SH         SOLE     650    10,600   0       0
FINISH LINE INC-CL A           OTC IS   317923100    1,804    81,500     SH         SOLE     650    81,500   0       0
FIRST DATA CORP                COMMON   319963104    3,004    72,500     SH         SOLE     650    72,500   0       0
GENESCO INC                    COMMON   371532102    1,320    74,600     SH         SOLE     650    74,600   0       0
GREY WOLF INC                  COMMON   397888108    1,697   420,000     SH         SOLE     650   420,000   0       0
HARTMARX CORP W/RTS TO PUR     COMMON   417119104      235    78,700     SH         SOLE     650    78,700   0       0
HEALTH NET INC                 COMMON   42222G108    1,229    37,300     SH         SOLE     650    37,300   0       0
INGERSOLL RAND CO              COMMON   G4776G101    3,289    69,500     SH         SOLE     650    69,500   0       0
INTERACTIVECORP                OTC IS   45840Q101    2,363    60,079     SH         SOLE     650    60,079   0       0
ISTAR FINANCIAL INC            COMMON   45031U101    4,122   112,939     SH         SOLE     650   112,939   0       0
JABIL CIRCUIT INC              COMMON   466313103    1,087    49,200     SH         SOLE     650    49,200   0       0
JACUZZI BRANDS INC             COMMON   469865109      669   126,500     SH         SOLE     650   126,500   0       0
KENNAMETAL INC                 COMMON   489170100    2,768    81,800     SH         SOLE     650    81,800   0       0
LOWES CO                       COMMON   548661107    1,933    45,000     SH         SOLE     650    45,000   0       0
LSI LOGIC CORP                 COMMON   502161102    1,126   159,000     SH         SOLE     650   159,000   0       0
MASTEC INC                     COMMON   576323109    1,335   231,700     SH         SOLE     650   231,700   0       0
MAXTOR CORP                    OTC IS   577729205    2,065   275,000     SH         SOLE     650   275,000   0       0
MCKESSON HBOC INC COM          COMMON   58155Q103    2,287    64,000     SH         SOLE     650    64,000   0       0
MERIX CORP                     OTC IS   590049102    1,917   252,857     SH         SOLE     650   252,857   0       0
MGI PHARMA INC                 OTC IS   552880106    2,154    84,200     SH         SOLE     650    84,200   0       0
NORTHROP CORP                  COMMON   666807102    2,804    32,500     SH         SOLE     650    32,500   0       0
PACTIV CORP                    COMMON   695257105    1,649    83,657     SH         SOLE     650    83,657   0       0
PARKER HANNIFIN CORP           COMMON   701094104    2,519    60,000     SH         SOLE     650    60,000   0       0
PMI GROUP INC                  COMMON   69344M101    4,321   160,990     SH         SOLE     650   160,990   0       0
PRUDENTIAL FINANCIAL INC       OTC IS   744320102    3,447   102,423     SH         SOLE     650   102,423   0       0
PUT CTI MOLECULAR IM SEP 17.50 PUT OP   22943D3UW       89    70,000          PUT   SOLE     650    70,000   0       0
PUT NASDAQ 100 SHARE JUL 30    PUT OP   6311003SD      150   200,000          PUT   SOLE     650   200,000   0       0
PUT PACCAR INC NOV 60.00       PUT OP   6937183WL      136    50,000          PUT   SOLE     650    50,000   0       0
PUT SONIC SOLUTIONS NOV 7.50   PUT OP   8354603WU       16    20,000          PUT   SOLE     650    20,000   0       0
PUT WESTERN DIGIT OCT 10.0     PUT OP   9581023VB      181   151,000          PUT   SOLE     650   151,000   0       0
ROWAN COMPANIES INC            COMMON   779382100    2,442   109,000     SH         SOLE     650   109,000   0       0
ROYAL GOLD INC                 OTC IS   780287108      750    35,000     SH         SOLE     650    35,000   0       0
SHIRE PHARMACEUTICALS GROU     COMMON   82481R106    1,778    90,000     SH         SOLE     650    90,000   0       0
SUPERCONDUCTOR TECHNOLOGIE     OTC IS   867931107      641   287,658     SH         SOLE     650   287,658   0       0
TAIWAN SEMICONDUCTOR MFG C     COMMON   874039100      887    88,000     SH         SOLE     650    88,000   0       0
ULTIMATE ELECTRONICS INC       OTC IS   903849107      878    68,800     SH         SOLE     650    68,800   0       0
UNITED THERAPEUTICS CORP D     OTC IS   91307C102    1,531    70,769     SH         SOLE     650    70,769   0       0
UNUMPROVIDENT CORP             COMMON   91529Y106    2,984   222,500     SH         SOLE     650   222,500   0       0
VALERO ENERGY CORP NEW         COMMON   91913Y100    3,197    88,000     SH         SOLE     650    88,000   0       0
WASTE MANAGEMENT INC           COMMON   94106L109    1,814    75,300     SH         SOLE     650    75,300   0       0
WEST MARINE INC                OTC IS   954235107      836    48,000     SH         SOLE     650    48,000   0       0
WILLIAMS SONOMA INC            COMMON   969904101    2,187    74,900     SH         SOLE     650    74,900   0       0
WTS AXONYX INC                 NQBI     AXYXWTS          -    53,435     SH         SOLE     650    53,435   0       0
WTS SUPERCONDUCTOR TECH IN     OTC IS   SUPERWTS         -    70,165     SH         SOLE     650    70,165   0       0
                                                  -------- ---------
TOTAL                                             $103,927 7,492,081
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